Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Consolidated Statements of Operations [Abstract]
Sales, net	$ 145,141		$ 107,727
Cost of sales	45,971		44,617
Gross profit	99,170		63,110
Operating expenses:
Research and development, net	9,847		7,258
Selling, marketing, general and administrative	23,101		22,460
Total operating expenses	32,948		29,718
Operating income	66,222		33,392
Financial expenses, net	1,000		1,187
Other (loss) gain, net	(94)		251
Income before income taxes	65,128		32,456
Tax expense	17,791		6,368
Income from continuing operations	47,337		26,088
Net income (loss) from discontinued operations	66		(135)
Net income	47,403		25,953
Net income attributable to non-controlling interest	151		295
Net income attributable to Taro	47,252		25,658
Net income from continuing operations attributable to Taro	47,186		25,793
Net income (loss) from discontinued operations attributable to Taro	66		(135)
Net income attributable to Taro	$ 47,252		$ 25,658
Net income per ordinary share from continuing operations attributable to Taro:
Basic	$ 1.06		$ 0.58
Diluted	$ 1.06		$ 0.58
Net income (loss) per ordinary share from discontinued operations attributable to Taro:
Basic	$ 0	[1]	$ 0	[1]
Diluted		[1]		[1]
Net income per ordinary share attributable to Taro:
Basic	$ 1.06		$ 0.58
Diluted	$ 1.06		$ 0.58
Weighted-average number of ordinary shares used to compute net income per share:
Basic	44,476		44,285
Diluted	44,589		44,447

[1]	Amount is less than $0.01